MERRILL LYNCH
                                                                   MASSACHUSETTS
                                                                   MUNICIPAL
                                                                   BOND FUND

                                 [GRAPHIC OMITTED]

                                                          STRATEGIC
                                                                   Performance

                                                                   Annual Report
                                                                   July 31, 2000

Merrill Lynch Massachusetts Municipal Bond Fund                    July 31, 2000

TO OUR SHAREHOLDERS

The Municipal Market Environment

During the six months ended July 31, 2000, US domestic economic growth remained robust. After growing at a 4.2% annual rate in 1999, US domestic economic growth expanded at a 4.8% rate during the first quarter of 2000 and at a 5.2% rate during the second quarter. However, despite these significant growth rates, few price measure indicators have shown any meaningful signs of future price pressures at the consumer level, despite the lowest unemployment rates since 1970. With few signs of any economic slowdown, the Federal Reserve Board continued to raise short-term interest rates in February, March and May 2000. The Federal Reserve Board cited both the continued growth of US employment and the continued strength of US equity markets as reasons for attempting to moderate US economic growth before inflationary price pressures can occur.

However, since then fixed-income markets have largely ignored strong economic fundamentals and concentrated upon very positive technical supply factors. Declining bond issuance--both current, and more importantly, expected future issuance--helped push bond yields lower into mid-April 2000. In late January and early February 2000, the US Treasury announced its intention to reduce the amounts to be auctioned in the quarterly Treasury note and bond auctions. Furthermore, budgetary surpluses allowed the US Treasury to repurchase outstanding, higher-couponed Treasury issues, primarily in the 15-year and longer maturity sector. Both these actions resulted in significant reduction in the outstanding supply of longer-dated maturity US Treasury debt. Domestic and international investors quickly began to accumulate what was expected to become a scarce commodity and bond prices quickly rose.

By mid-April 2000, US Treasury bond yields had declined more than 80 basis points (0.80%) to 5.67%. During the remainder of the period, US Treasury bond prices were volatile as strong economic reports and investors' concerns of additional moves by the Federal Reserve Board occasionally overshadowed the positive technical position of the long-term US Treasury bond market.

Recently, a number of economic indicators have begun to suggest that the actions taken by the Federal Reserve Board in 1999 and early 2000 have started to affect US economic growth. Both new home sales and consumer spending have slowed, suggesting that economic growth may subside into a 4%-4.5% range by late 2000. In our opinion, this range of growth was targeted by the Federal Reserve Board as being sustainable, given current productivity measures, without endangering the present benign inflationary environment.

By June, investor focus returned to the dwindling supply of long-term US Treasury securities and bond prices generally rose for the remainder of the period. The decline in long-term US Treasury bond yields resulted in an inverted yield curve as short-term and intermediate-term interest rates did not fall proportionately to long-term interest rates as the Federal Reserve Board was expected to continue to raise short-term interest rates. The current inversion has had as much to do with debt reduction and US Treasury buybacks as with investor expectations of slower economic growth. During the last six months, US Treasury bond yields have declined more than 70 basis points to end the period at 5.78%, their lowest monthly closing level since May 1999.

Tax-exempt bond yields also have declined in recent months. The decline has largely been in response to the rally in US Treasury securities, as well as a continued positive technical supply environment. States such as California and Maryland have announced that their large current and anticipated future budget surpluses will permit the cancellation or postponement of expected bond issuance. Additionally, some issuers have also initiated tenders to repurchase existing debt, reducing the supply of tax-exempt bonds in the secondary market as well. Given the decline in available long-term US Treasury securities, some investors who need longer maturity investment vehicles have begun to consider long-term municipal bonds as potential substitutes. This has further strengthened the overall positive technical position of the tax-exempt market. During the last six months, long-term municipal revenue bond yields have declined nearly 50 basis points to 5.85%, their lowest level since late August 1999, as measured by the Bond Buyer Revenue Bond Index.

The recent relative underperformance of the municipal bond market in recent months has been especially disappointing given the strong technical

Merrill Lynch Massachusetts Municipal Bond Fund                    July 31, 2000

position the tax-exempt bond market has enjoyed. The issuance of long-term tax-exempt securities has dramatically declined. During the last year, almost $200 billion in new long-term municipal securities was issued, a decline of almost 20% compared to the same period a year earlier. For the six months ended July 31, 2000, approximately $100 billion in new tax-exempt bonds was underwritten, a decline of 17% compared to the same period in 1999.

Although investors received more than $45 billion in coupon payments, bond maturities and the proceeds from early bond redemptions during June and July, overall investor demand has diminished. Long-term municipal bond mutual funds have seen consistent outflows in recent months as the yields of individual securities have risen faster than those of larger, more diverse mutual funds. Thus far this year, tax-exempt mutual funds have had net redemptions of more than $12 billion.

However, the rate at which these redemptions have been occurring has slowed in recent months. Recent US equity market volatility, especially in the NASDAQ, has reduced some investor interest in the stock market. This investor interest, especially earlier this year, had been siphoning away demand for municipal bonds by retail investors. Also, the demand from property and casualty companies is expected to increase in the coming months. These firms are becoming more profitable after experiencing losses in the past few years resulting from a series of weather-related natural disasters. Yet as positive as the tax-exempt bond market's technical environment has been for much of this year, investor response to the reduction in both current and future supply of US Treasury bonds has been overwhelmingly positive and municipal bond yields have underperformed their taxable counterparts.

Significantly lower municipal bond yields are still likely to require weaker US employment growth and consumer spending. The actions taken in recent months by the Federal Reserve Board should eventually slow US economic growth. Recent declines in US new home sales are perhaps the first sign that consumer spending is being slowed by higher interest rates. Until further signs develop, it is likely that the municipal bond market's current favorable technical position will dampen significant tax-exempt interest rate volatility and provide a stable environment for eventual improvement in municipal bond prices.

Fiscal Year in Review

With interest rates under pressure for much of the fiscal year ended July 31, 2000, our portfolio strategy focused on seeking to insulate the Fund from volatility, while still maintaining an attractive dividend. As an asset class, tax-exempt bonds faced tough competition from a surging equity market and mounting pressures from a monetary policy designed to curb economic growth and prevent inflation. Until recently, investor appetite for tax-exempt products had waned, as demonstrated by the consistent outflows throughout the mutual fund industry. This environment was also characterized by declining year-over-year municipal issuance.

In our last letter to shareholders, we spoke about the various factors contributing to the tax-exempt market's weak performance relative to the Treasury market. At the same time, we noted the compelling value reflected in the yields available on medium-term to long-term tax-exempt securities and our growing level of comfort with evolving market fundamentals. Given this investment outlook, we positioned the Fund in an effort to further benefit from both a decline in interest rates and renewed investor appetite for municipal bonds.

Initially, portfolio activity consisted primarily of efforts to modestly extend duration (a measure of sensitivity to interest rate fluctuations) as well as to upgrade the average credit quality of our investments. Credit spreads, having already widened appreciably throughout 1999, were still viewed as susceptible to additional pressure and a potential drag on a fixed-income portfolio in a declining interest rate environment. Our efforts, in conjunction with maintaining minimal cash reserves, contributed to a significant improvement in the Fund's performance for the second half of the fiscal year ended July 31, 2000. In an effort to limit volatility, we shifted our portfolio strategy to achieve a more neutral position. While market fundamentals remain positive, the extent of the recent rally, combined with the uncertain outcome of the November elections, suggests a more cautious approach in the near term.

Merrill Lynch Massachusetts Municipal Bond Fund                    July 31, 2000

For the year ended July 31, 2000, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +1.38%, +0.86%, +0.76% and +1.28%, respectively. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) The Fund's total returns underperformed the average return for all Massachusetts Municipal Debt Funds, as measured by Lipper Analytical Services, Inc.

Massachusetts continues to exhibit strong credit fundamentals as the local economy has demonstrated steady growth in personal income and employment, outpacing that of the nation. Offsetting factors include a heavy debt burden that is likely to remain for the foreseeable future; three ballot initiatives potentially resulting in reduced tax revenues; and overruns related to the Central Artery/Ted Williams Tunnel project, which could possibly impinge on the Commonwealth's currently large financial margins.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch Massachusetts Municipal Bond Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Theodore R. Jaeckel Jr.

Theodore R. Jaeckel Jr.
Vice President and Portfolio Manager

September 1, 2000

Merrill Lynch Massachusetts Municipal Bond Fund                    July 31, 2000

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual Total Return

                                       % Return Without      % Return With
                                         Sales Charge        Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 6/30/00                       +0.18%              -3.82%
--------------------------------------------------------------------------------
Five Years Ended 6/30/00                     +4.48               +3.63
--------------------------------------------------------------------------------
Inception (2/28/92)
through 6/30/00                              +5.74               +5.22
--------------------------------------------------------------------------------
 * Maximum sales charge is 4%.
** Assuming maximum sales charge.

                                          % Return             % Return
                                         Without CDSC         With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 6/30/00                       -0.33%            -4.11%
--------------------------------------------------------------------------------
Five Years Ended 6/30/00                     +3.95             +3.95
--------------------------------------------------------------------------------
Inception (2/28/92)
through 6/30/00                              +5.20             +5.20
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                          % Return             % Return
                                         Without CDSC         With CDSC**
================================================================================
Class C Shares*
--------------------------------------------------------------------------------
One Year Ended 6/30/00                       -0.52%            -1.47%
--------------------------------------------------------------------------------
Five Years Ended 6/30/00                     +3.85             +3.85
--------------------------------------------------------------------------------
Inception (10/21/94)
through 6/30/00                              +4.70             +4.70
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                       % Return Without      % Return With
                                         Sales Charge        Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 6/30/00                       -0.01%            -4.01%
--------------------------------------------------------------------------------
Five Years Ended 6/30/00                     +4.38             +3.53
--------------------------------------------------------------------------------
Inception (10/21/94)
through 6/30/00                              +5.26             +4.51
--------------------------------------------------------------------------------
 * Maximum sales charge is 4%.
** Assuming maximum sales charge.

Merrill Lynch Massachusetts Municipal Bond Fund                    July 31, 2000

PERFORMANCE DATA (concluded)

Total Return Based on a $10,000 Investment

ML Massachusetts Municipal Bond Fund's Class A and Class B Shares-- Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Portfolio's Class A Shares and Class B Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Beginning and ending values are:

                                          2/28/92**          7/00
ML Massachusetts
Municipal Bond Fund+--
Class A Shares*                           $ 9,600           $15,531
ML Massachusetts
Municipal Bond Fund+--
Class B Shares*                           $10,000           $15,503
Lehman Brothers Municipal
Bond Index++                              $10,000           $17,100


ML Massachusetts Municipal Bond Fund's Class C and Class D Shares-- Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Portfolio's Class C and Class D Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Beginning and ending values are:

                                          10/21/94**         7/00
ML Massachusetts
Municipal Bond Fund+--
Class C Shares*                           $10,000           $13,190
ML Massachusetts
Municipal Bond Fund+--
Class D Shares*                           $ 9,600           $13,060
Lehman Brothers Municipal
Bond Index++                              $10,000           $14,849

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML Massachusetts Municipal Bond Fund invests primarily in long-term investment-grade obligations issued by or on behalf of the Commonwealth of Massachusetts, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
++ This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds. The starting date for the Index in the Class C & Class D Shares' graph is from 10/31/94.
Past performance is not predictive of future performance.

Recent Performance Results*

                                                               6 Month       12 Month     Since Inception   Standardized
As of July 31, 2000                                         Total Return   Total Return    Total Return     30-Day Yield
========================================================================================================================
ML Massachusetts Municipal Bond Fund Class A Shares             +6.99%        +1.38%          +61.79%           4.13%
------------------------------------------------------------------------------------------------------------------------
ML Massachusetts Municipal Bond Fund Class B Shares             +6.72         +0.86           +55.03            3.80
------------------------------------------------------------------------------------------------------------------------
ML Massachusetts Municipal Bond Fund Class C Shares             +6.67         +0.76           +31.90            3.70
------------------------------------------------------------------------------------------------------------------------
ML Massachusetts Municipal Bond Fund Class D Shares             +6.93         +1.28           +36.03            4.04
------------------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's since inception dates are from 2/28/92 for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

Merrill Lynch Massachusetts Municipal Bond Fund                    July 31, 2000

SCHEDULE OF INVESTMENTS                                           (in Thousands)

------------------------------------------------------------------------------------------------------------------------------------
S&P      Moody's   Face
Ratings  Ratings  Amount                                          Issue                                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts--95.8%
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aa2      $1,000   Massachusetts Bay Transportation Authority Revenue Bonds (General Transportation
                           System), Series A, 7% due 3/01/2021                                                               $ 1,166
------------------------------------------------------------------------------------------------------------------------------------
AA-      Aa2       1,750   Massachusetts Bay Transportation Authority, Revenue Refunding Bonds (General
                           Transportation System), Series A, 7% due 3/01/2011                                                  2,032
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa         720   Massachusetts Education Loan Authority, Education Loan Revenue Bonds, AMT, Issue E,
                           Series A, 7.375% due 1/01/2012 (a)                                                                    764
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa         920   Massachusetts Educational Financing Authority, Education Loan Revenue Refunding Bonds,
                           AMT, Issue E, 5.85% due 7/01/2014 (a)                                                                 936
------------------------------------------------------------------------------------------------------------------------------------
BBB+     NR*       1,000   Massachusetts State Development Finance Agency Revenue Bonds (YMCA of Greater
                           Boston Issue), 5.45% due 11/01/2028                                                                   863
------------------------------------------------------------------------------------------------------------------------------------
BBB+     A3        2,500   Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Boston
                           University), Series P, 5.45% due 5/15/2059                                                          2,230
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   Massachusetts State, HFA, Residential Development Revenue Refunding Bonds, Series C,
                           6.875% due 11/15/2011 (c)                                                                           2,098
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,655   Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series 48,
                           6.35% due 6/01/2026 (e)                                                                             1,678
------------------------------------------------------------------------------------------------------------------------------------
A+       Aa3       1,980   Massachusetts State, HFA, S/F Housing Revenue Refunding Bonds, AMT, Series 40,
                           6.65% due 12/01/2027                                                                                2,035
------------------------------------------------------------------------------------------------------------------------------------
                           Massachusetts State Health and Educational Facilities Authority Revenue Bonds:
NR*      VMIG1@      200     (Capital Asset Program), VRDN, Series E, 4.25% due 1/01/2035 (i)                                    200
AAA      Aaa       5,150     (Medical Center of Central Massachusetts), CARS, Series B, 8.48% due 6/23/2022 (a)(h)             5,839
------------------------------------------------------------------------------------------------------------------------------------
                           Massachusetts State Health and Educational Facilities Authority, Revenue Refunding Bonds:
NR*      Ba2         660     (Bay Cove Human Services Issue), Series A, 5.85% due 4/01/2004                                      646
AAA      Aaa          85     (Boston College), Series J, 6.625% due 7/01/2021 (b)                                                 88
AAA      NR*       2,450     (Brandeis University), Series I, 4.75% due 10/01/2028 (e)                                         2,095
A1+      VMIG1@    1,300     (Capital Asset Program), VRDN, Series C, 4.05% due 7/01/2010 (e)(i)                               1,300
AAA      Aaa       2,000     (Massachusetts General Hospital), Series F, 6.25% due 7/01/2012 (a)                               2,209
NR*      Ca          915     (New England Memorial Hospital), Series B, 6.125% due 7/01/2013 (f)                                 183
AAA      Aaa       1,000     (Northeastern University), Series E, 6.55% due 10/01/2022 (e)                                     1,053
AAA      Aaa         450     (Stonehill College), Series E, 6.60% due 7/01/2002 (e)(g)                                           476
AAA      Aaa         550     (Stonehill College), Series E, 6.60% due 7/01/2020 (e)                                              578
NR*      A2        1,000     (Wheaton College), Series C, 5.25% due 7/01/2019                                                    952
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch Massachusetts Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT   Alternative Minimum Tax (subject to)
CARS  Complementary Auction Rate Securities
GO    General Obligation Bonds
HFA   Housing Finance Agency
S/F   Single-Family
VRDN  Variable Rate Demand Notes

Merrill Lynch Massachusetts Municipal Bond Fund                    July 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

------------------------------------------------------------------------------------------------------------------------------------
S&P      Moody's   Face
Ratings  Ratings  Amount                                          Issue                                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts (concluded)
------------------------------------------------------------------------------------------------------------------------------------
BBB      NR*      $1,500   Massachusetts State Industrial Financial Agency, Resource Recovery Revenue Refunding
                           Bonds (Ogden Haven Hill Project), AMT, Series A, 5.60% due 12/01/2019                             $ 1,311
------------------------------------------------------------------------------------------------------------------------------------
AA+      Aa3       1,680   Massachusetts State Water Pollution Abatement Trust, Water Pollution Abatement Revenue
                           Bonds (Secured Loan Program), Series A, 6.375% due 2/01/2015                                        1,786
------------------------------------------------------------------------------------------------------------------------------------
                           Massachusetts State Water Resource Authority Revenue Bonds, Series A:
A+       A1        6,000     6.50% due 7/15/2019                                                                               6,716
AAA      Aaa         930     4.75% due 8/01/2027 (d)                                                                             796
------------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa       1,600   Montachusett, Massachusetts, Regional Vocational Technical School District, GO,
                           5.95% due 1/15/2020 (e)                                                                             1,660
------------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,210   Southern Berkshire, Massachusetts, Regional School District, GO, 7% due 4/15/2011 (e)               1,286
------------------------------------------------------------------------------------------------------------------------------------
NR*      Baa3      1,500   Springfield, Massachusetts, GO (School Project Loan), Series B, 7.10% due 9/01/2002 (g)             1,605
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico--0.6%
------------------------------------------------------------------------------------------------------------------------------------
A1+      VMIG1@      300   Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation Revenue
                           Refunding Bonds, VRDN, Series A, 3.85% due 7/01/2028 (a)(i)                                           300
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$44,149)--96.4%                                                                                      44,881
Other Assets Less Liabilities--3.6%                                                                                            1,679
                                                                                                                             -------
Net Assets--100.0%                                                                                                           $46,560
                                                                                                                             =======
------------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FNMA Collateralized.
(d)   FSA Insured.
(e)   MBIA Insured.
(f)   Non-income producing security.
(g)   Prerefunded.
(h) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2000.
(i) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2000.
@     Highest short-term rating by Moody's Investors Service, Inc.
*     Not Rated.

Ratings of issues shown have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Merrill Lynch Massachusetts Municipal Bond Fund                    July 31, 2000

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of July 31, 2000

Assets:              Investments, at value (identified cost--$44,148,831) ...........................                  $ 44,880,664
                     Cash ...........................................................................                        61,204
                     Receivables:
                       Securities sold ..............................................................  $  1,300,000
                       Interest .....................................................................       508,360
                       Beneficial interest sold .....................................................        32,749       1,841,109
                                                                                                       ------------
                     Prepaid registration fees and other assets .....................................                         6,508
                                                                                                                       ------------
                     Total assets ...................................................................                    46,789,485
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities:         Payables:
                       Dividends to shareholders ....................................................        41,637
                       Beneficial interest redeemed .................................................        40,360
                       Investment adviser ...........................................................        20,299
                       Distributor ..................................................................        16,169         118,465
                                                                                                       ------------
                     Accrued expenses and other liabilities .........................................                       111,287
                                                                                                                       ------------
                     Total liabilities ..............................................................                       229,752
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Net assets .....................................................................                  $ 46,559,733
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets           Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:          shares authorized ..............................................................                  $     38,644
                     Class B Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ..............................................................                       364,154
                     Class C Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ..............................................................                        26,214
                     Class D Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ..............................................................                        28,811
                     Paid-in capital in excess of par ...............................................                    47,827,579
                     Accumulated realized capital losses on investments--net ........................                    (2,101,210)
                     Accumulated distribution in excess of realized capital gains--net ..............                      (356,292)
                     Unrealized appreciation on investments--net ....................................                       731,833
                                                                                                                       ------------
                     Net assets .....................................................................                  $ 46,559,733
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:     Class A--Based on net assets of $3,930,243 and 386,440 shares
                     of beneficial interest outstanding .............................................                  $      10.17
                                                                                                                       ============
                     Class B--Based on net assets of $37,034,940 and 3,641,543 shares
                     of beneficial interest outstanding .............................................                  $      10.17
                                                                                                                       ============
                     Class C--Based on net assets of $2,663,635 and 262,141 shares
                     of beneficial interest outstanding .............................................                  $      10.16
                                                                                                                       ============
                     Class D--Based on net assets of $2,930,915 and 288,112 shares
                     of beneficial interest outstanding .............................................                  $      10.17
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Merrill Lynch Massachusetts Municipal Bond Fund                    July 31, 2000

Statement of Operations

                                                                                                 For the Year Ended
                                                                                                      July 31, 2000
-------------------------------------------------------------------------------------------------------------------
Investment Income:   Interest and amortization of premium and discount earned .......                   $ 3,024,703
-------------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees .......................................   $   273,560
                     Account maintenance and distribution fees--Class B .............       197,655
                     Professional fees ..............................................        76,259
                     Accounting services ............................................        67,762
                     Printing and shareholder reports ...............................        28,181
                     Transfer agent fees--Class B ...................................        19,953
                     Account maintenance and distribution fees--Class C .............        16,916
                     Registration fees ..............................................        11,800
                     Custodian fees .................................................         6,313
                     Trustees' fees and expenses ....................................         5,671
                     Pricing fees ...................................................         4,154
                     Account maintenance fees--Class D ..............................         3,094
                     Transfer agent fees--Class A ...................................         1,772
                     Transfer agent fees--Class C ...................................         1,382
                     Transfer agent fees--Class D ...................................         1,275
                     Other ..........................................................         2,059
                                                                                        -----------
                     Total expenses .................................................                       717,806
                                                                                                        -----------
                     Investment income--net .........................................                     2,306,897
                                                                                                        -----------
-------------------------------------------------------------------------------------------------------------------
Realized &           Realized loss on investments--net ..............................                    (1,728,839)
Unrealized Loss on   Change in unrealized appreciation on investments--net ..........                      (558,007)
Investments--Net:                                                                                       -----------
                     Net Increase in Net Assets Resulting from Operations ..........                    $    20,051
                                                                                                        ===========
-------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Merrill Lynch Massachusetts Municipal Bond Fund                    July 31, 2000

Statements of Changes in Net Assets

                                                                                                        For the Year Ended July 31,
                                                                                                       ----------------------------
Increase (Decrease) in Net Assets:                                                                         2000            1999
-----------------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net ........................................................   $  2,306,897    $  2,609,314
                     Realized gain (loss) on investments--net ......................................     (1,728,839)        961,543
                     Change in unrealized appreciation on investments--net .........................       (558,007)     (3,934,953)
                                                                                                       ------------    ------------
                     Net increase (decrease) in net assets resulting from operations ...............         20,051        (364,096)
                                                                                                       ------------    ------------
-----------------------------------------------------------------------------------------------------------------------------------
Dividends &          Investment income--net:
Distributions to       Class A .....................................................................       (218,251)       (258,922)
Shareholders:          Class B .....................................................................     (1,808,290)     (2,055,046)
                       Class C .....................................................................       (126,177)       (137,236)
                       Class D .....................................................................       (154,179)       (158,110)
                     In excess of realized gain on investments--net:
                       Class A .....................................................................        (30,447)             --
                       Class B .....................................................................       (283,915)             --
                       Class C .....................................................................        (18,997)             --
                       Class D .....................................................................        (22,933)             --
                                                                                                       ------------    ------------
                     Net decrease in net assets resulting from dividends and distributions
                     to shareholders ...............................................................     (2,663,189)     (2,609,314)
                                                                                                       ------------    ------------
-----------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Net decrease in net assets derived from beneficial interest transactions ......     (9,325,797)       (129,628)
Transactions:                                                                                          ------------    ------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total decrease in net assets ..................................................    (11,968,935)     (3,103,038)
                     Beginning of year .............................................................     58,528,668      61,631,706
                                                                                                       ------------    ------------
                     End of year ...................................................................   $ 46,559,733    $ 58,528,668
                                                                                                       ============    ============
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Merrill Lynch Massachusetts Municipal Bond Fund                    July 31, 2000

Financial Highlights

                                                                                                  Class A
The following per share data and ratios have been derived                  --------------------------------------------------------
from information provided in the financial statements.                                    For the Year Ended July 31,
                                                                           --------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                      2000        1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of year ................   $  10.63    $  11.15    $  11.07    $  10.60    $  10.46
Operating                                                                  --------    --------    --------    --------    --------
Performance:         Investment income--net ............................        .51         .51         .56         .56         .56
                     Realized and unrealized gain (loss) on
                     investments--net ..................................       (.39)       (.52)        .08         .47         .14
                                                                           --------    --------    --------    --------    --------
                     Total from investment operations ..................        .12        (.01)        .64        1.03         .70
                                                                           --------    --------    --------    --------    --------
                     Less dividends and distributions:
                       Investment income--net ..........................       (.51)       (.51)       (.56)       (.56)       (.56)
                       In excess of realized gain on
                       investments--net ................................       (.07)         --          --          --          --
                                                                           --------    --------    --------    --------    --------
                     Total dividends and distributions .................       (.58)       (.51)       (.56)       (.56)       (.56)
                                                                           --------    --------    --------    --------    --------
                     Net asset value, end of year ......................   $  10.17    $  10.63    $  11.15    $  11.07    $  10.60
                                                                           ========    ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ................      1.38%       (.21%)      5.92%      10.02%       6.78%
Return:*                                                                   ========    ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ..........................................      1.00%        .95%        .86%        .83%        .84%
Net Assets:                                                                ========    ========    ========    ========    ========
                     Investment income--net ............................      5.07%       4.58%       5.02%       5.22%       5.23%
                                                                           ========    ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of year (in thousands) ............   $  3,930    $  5,080    $  5,705    $  5,757    $  5,887
Data:                                                                      ========    ========    ========    ========    ========
                     Portfolio turnover ................................     25.66%      89.30%      23.32%      24.64%      56.05%
                                                                           ========    ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------

* Total investment returns exclude the effects of sales charges.

  See Notes to Financial Statements.

Merrill Lynch Massachusetts Municipal Bond Fund                    July 31, 2000

Financial Highlights (continued)

                                                                                                  Class B
The following per share data and ratios have been derived                  --------------------------------------------------------
from information provided in the financial statements.                                    For the Year Ended July 31,
                                                                           --------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                      2000        1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of year ................   $  10.63    $  11.15    $  11.07    $  10.60    $  10.46
Operating                                                                  --------    --------    --------    --------    --------
Performance:         Investment income--net ............................        .46         .45         .50         .51         .51
                     Realized and unrealized gain (loss) on
                     investments--net ..................................       (.39)       (.52)        .08         .47         .14
                                                                           --------    --------    --------    --------    --------
                     Total from investment operations ..................        .07        (.07)        .58         .98         .65
                                                                           --------    --------    --------    --------    --------
                     Less dividends and distributions:
                       Investment income--net ..........................       (.46)       (.45)       (.50)       (.51)       (.51)
                       In excess of realized gain on
                       investments--net ................................       (.07)         --          --          --          --
                                                                           --------    --------    --------    --------    --------
                     Total dividends and distributions .................       (.53)       (.45)       (.50)       (.51)       (.51)
                                                                           --------    --------    --------    --------    --------
                     Net asset value, end of year ......................   $  10.17    $  10.63    $  11.15    $  11.07    $  10.60
                                                                           ========    ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ................       .86%       (.71%)      5.38%       9.46%       6.23%
Return:*                                                                   ========    ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ..........................................      1.50%       1.46%       1.37%       1.34%       1.35%
Net Assets:                                                                ========    ========    ========    ========    ========
                     Investment income--net ............................      4.56%       4.07%       4.51%       4.71%       4.72%
                                                                           ========    ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of year (in thousands) ............   $ 37,035    $ 45,988    $ 51,255    $ 53,336    $ 59,868
Data:                                                                      ========    ========    ========    ========    ========
                     Portfolio turnover ................................     25.66%      89.30%      23.32%      24.64%      56.05%
                                                                           ========    ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------

* Total investment returns exclude the effects of sales charges.

  See Notes to Financial Statements.

Merrill Lynch Massachusetts Municipal Bond Fund                    July 31, 2000

Financial Highlights (continued)

                                                                                                  Class C
The following per share data and ratios have been derived                  --------------------------------------------------------
from information provided in the financial statements.                                    For the Year Ended July 31,
                                                                           --------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                      2000        1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of year ................   $  10.62    $  11.14    $  11.06    $  10.60    $  10.46
Operating                                                                  --------    --------    --------    --------    --------
Performance:         Investment income--net ............................        .45         .44         .49         .49         .49
                     Realized and unrealized gain (loss) on
                     investments--net ..................................       (.39)       (.52)        .08         .46         .14
                                                                           --------    --------    --------    --------    --------
                     Total from investment operations ..................        .06        (.08)        .57         .95         .63
                                                                           --------    --------    --------    --------    --------
                     Less dividends and distributions:
                       Investment income--net ..........................       (.45)       (.44)       (.49)       (.49)       (.49)
                       In excess of realized gain on
                       investments--net ................................       (.07)         --          --          --          --
                                                                           --------    --------    --------    --------    --------
                     Total dividends and distributions .................       (.52)       (.44)       (.49)       (.49)       (.49)
                                                                           --------    --------    --------    --------    --------
                     Net asset value, end of year ......................   $  10.16    $  10.62    $  11.14    $  11.06    $  10.60
                                                                           ========    ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ................       .76%       (.81%)      5.28%       9.25%       6.12%
Return:*                                                                   ========    ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ..........................................      1.60%       1.57%       1.47%       1.43%       1.45%
Net Assets:                                                                ========    ========    ========    ========    ========
                     Investment income--net ............................      4.46%       3.96%       4.40%       4.63%       4.61%
                                                                           ========    ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of year (in thousands) ............   $  2,664    $  3,814    $  1,835    $  1,495    $  1,185
Data:                                                                      ========    ========    ========    ========    ========
                     Portfolio turnover ................................     25.66%      89.30%      23.32%      24.64%      56.05%
                                                                           ========    ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------

* Total investment returns exclude the effects of sales charges.

  See Notes to Financial Statements.

Merrill Lynch Massachusetts Municipal Bond Fund                    July 31, 2000

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                  Class D
The following per share data and ratios have been derived                  --------------------------------------------------------
from information provided in the financial statements.                                    For the Year Ended July 31,
                                                                           --------------------------------------------------------
Increase (Decrease) in Net Asset Value:                                      2000        1999        1998        1997        1996
-----------------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of year ................   $  10.63    $  11.15    $  11.07    $  10.61    $  10.47
Operating                                                                  --------    --------    --------    --------    --------
Performance:         Investment income--net ............................        .50         .50         .55         .55         .55
                     Realized and unrealized gain (loss) on
                     investments--net ..................................       (.39)       (.52)        .08         .46         .14
                                                                           --------    --------    --------    --------    --------
                     Total from investment operations ..................        .11        (.02)        .63        1.01         .69
                                                                           --------    --------    --------    --------    --------
                     Less dividends and distributions:
                       Investment income--net ..........................       (.50)       (.50)       (.55)       (.55)       (.55)
                       In excess of realized gain on
                       investments--net ................................       (.07)         --          --          --          --
                                                                           --------    --------    --------    --------    --------
                     Total dividends and distributions .................       (.57)       (.50)       (.55)       (.55)       (.55)
                                                                           --------    --------    --------    --------    --------
                     Net asset value, end of year ......................   $  10.17    $  10.63    $  11.15    $  11.07    $  10.61
                                                                           ========    ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ................      1.28%       (.30%)      5.82%       9.80%       6.67%
Return:*                                                                   ========    ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses ..........................................      1.09%       1.06%        .96%        .93%        .94%
Net Assets:                                                                ========    ========    ========    ========    ========
                     Investment income--net ............................      4.97%       4.47%      4.91%        5.13%       5.12%
                                                                           ========    ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of year (in thousands) ............   $  2,931    $  3,647    $  2,837    $  1,602    $  1,290
Data:                                                                      ========    ========    ========    ========    ========
                     Portfolio turnover ................................     25.66%      89.30%      23.32%      24.64%      56.05%
                                                                           ========    ========    ========    ========    ========
-----------------------------------------------------------------------------------------------------------------------------------

* Total investment returns exclude the effects of sales charges.

  See Notes to Financial Statements.

Merrill Lynch Massachusetts Municipal Bond Fund                    July 31, 2000

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Massachusetts Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of

Merrill Lynch Massachusetts Municipal Bond Fund                    July 31, 2000
realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class B ......................................        .25%             .25%
Class C ......................................        .25%             .35%
Class D ......................................        .10%              --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended July 31, 2000, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                       FAMD           MLPF&S
--------------------------------------------------------------------------------

Class A ..........................................     $ 58           $  750
Class D ..........................................     $599           $3,897
--------------------------------------------------------------------------------

For the year ended July 31, 2000, MLPF&S received contingent deferred sales charges of $41,869 and $7,596 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended July 31, 2000 were $12,195,454 and $24,388,893, respectively.

Net realized gains (losses) for the year ended July 31, 2000 and net unrealized gains as of July 31, 2000 were as follows:

--------------------------------------------------------------------------------
                                                  Realized           Unrealized
                                                Gains (Losses)         Gains
--------------------------------------------------------------------------------
Long-term investments ...................        $(1,857,069)        $   731,833
Financial futures contracts .............            128,230                  --
                                                 -----------         -----------
Total ...................................        $(1,728,839)        $   731,833
                                                 ===========         ===========
--------------------------------------------------------------------------------

Merrill Lynch Massachusetts Municipal Bond Fund                    July 31, 2000

As of July 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $731,833, of which $2,037,073 related to appreciated securities and $1,305,240 related to depreciated securities. The aggregate cost of investments at July 31, 2000 for Federal income tax purposes was $44,148,831.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $9,325,797 and $129,628 for the years ended July 31, 2000 and July 31, 1999, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended July 31, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..................................       20,599        $    206,043
Shares issued to shareholders
in reinvestment of dividends
and distributions ............................       10,663             106,659
                                               ------------        ------------
Total issued .................................       31,262             312,702
Shares redeemed ..............................     (122,611)         (1,230,778)
                                               ------------        ------------
Net decrease .................................      (91,349)       $   (918,076)
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended July 31, 1999                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..................................       82,772        $    924,254
Shares issued to shareholders
in reinvestment of dividends .................        9,936             110,112
                                               ------------        ------------
Total issued .................................       92,708           1,034,366
Shares redeemed ..............................     (126,725)         (1,402,310)
                                               ------------        ------------
Net decrease .................................      (34,017)       $   (367,944)
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended July 31, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..................................      283,023        $  2,846,709
Shares issued to shareholders
in reinvestment of dividends
and distributions ............................      107,915           1,078,734
                                               ------------        ------------
Total issued .................................      390,938           3,925,443
Automatic conversion
of shares ....................................      (18,267)           (185,116)
Shares redeemed ..............................   (1,056,706)        (10,623,099)
                                               ------------        ------------
Net decrease .................................     (684,035)       $ (6,882,772)
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended July 31, 1999                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..................................      529,211        $  5,897,022
Shares issued to shareholders
in reinvestment of dividends .................       97,126           1,076,842
                                               ------------        ------------
Total issued .................................      626,337           6,973,864
Automatic conversion
of shares ....................................       (4,517)            (48,743)
Shares redeemed ..............................     (894,470)         (9,884,471)
                                               ------------        ------------
Net decrease .................................     (272,650)       $ (2,959,350)
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended July 31, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..................................       86,247        $    860,601
Shares issued to shareholders
in reinvestment of dividends
and distributions ............................       11,955             119,548
                                               ------------        ------------
Total issued .................................       98,202             980,149
Shares redeemed ..............................     (195,078)         (1,956,183)
                                               ------------        ------------
Net decrease .................................      (96,876)       $   (976,034)
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended July 31, 1999                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..................................      275,198        $  3,090,519
Shares issued to shareholders
in reinvestment of dividends .................       10,688             117,964
                                               ------------        ------------
Total issued .................................      285,886           3,208,483
Shares redeemed ..............................      (91,629)         (1,010,515)
                                               ------------        ------------
Net increase .................................      194,257        $  2,197,968
                                               ============        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended July 31, 2000                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..................................       51,622        $    518,180
Automatic conversion
of shares ....................................       18,268             185,116
Shares issued to shareholders
in reinvestment of dividends
and distributions ............................        5,491              54,903
                                               ------------        ------------
Total issued .................................       75,381             758,199
Shares redeemed ..............................     (130,149)         (1,307,114)
                                               ------------        ------------
Net decrease .................................      (54,768)       $   (548,915)
                                               ============        ============
--------------------------------------------------------------------------------

Merrill Lynch Massachusetts Municipal Bond Fund                    July 31, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended July 31, 1999                                Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..................................      141,301        $  1,584,586
Automatic conversion
of shares ....................................        4,514              48,743
Shares issued to shareholders
in reinvestment of dividends .................        4,215              46,523
                                               ------------        ------------
Total issued .................................      150,030           1,679,852
Shares redeemed ..............................      (61,590)           (680,154)
                                               ------------        ------------
Net increase .................................       88,440        $    999,698
                                               ============        ============
--------------------------------------------------------------------------------

5. Short-Term Borrowings:

On December 3, 1999, the Fund, along with certain other funds managed by FAM and its affiliates, entered into a one-year, unsecured $1,000,000,000 credit agreement with The Bank of New York and other lenders. The funds may borrow money for temporary or emergency purposes to meet shareholder redemptions. Each fund may borrow up to the maximum amount allowable under the fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The funds collectively pay a commitment fee of .09% per annum on the available portion of the facility. Amounts borrowed under the facility bear interest at the Federal Funds rate plus .50%. The Fund did not borrow from the facility during the year ended July 31, 2000.

6. Capital Loss Carryforward:

At July 31, 2000, the Fund had a net capital loss carryforward of approximately $474,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Merrill Lynch Massachusetts Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Massachusetts Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust as of July 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Massachusetts Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust as of July 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
September 5, 2000

Merrill Lynch Massachusetts Municipal Bond Fund                    July 31, 2000

IMPORTANT TAX INFORMATION (unaudited)

All of the net investment income distributions paid monthly by Merrill Lynch Massachusetts Municipal Bond Fund during its taxable year ended July 31, 2000 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, the following table summarizes the taxable distributions paid by the Fund during the year:

--------------------------------------------------------------------------------
Record                  Payable               Ordinary               Long-Term
Date                     Date                  Income             Capital Gains*
--------------------------------------------------------------------------------
12/20/99               12/31/99               $.001742               $.069493
--------------------------------------------------------------------------------
* This entire distribution is subject to a maximum 20% tax rate.

Please retain this information for your records.

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Arthur Zeikel, Trustee
Vincent R. Giordano, Senior Vice President
Kenneth A. Jacob, Vice President
Theodore R. Jaeckel Jr., Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Massachusetts
Municipal Bond Fund
Merrill Lynch Multi-State
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                                          #16150--7/00

[RECYCLE LOGO] Printed on post-consumer recycled paper